Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 6, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012

VIRTUS ALPHASECTOR ROTATION FUND
Virtus AlphaSectorSM Rotation Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS ALPHASECTOR ROTATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS ALPHASECTOR ROTATION FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	[2]	1.11%	1.86%	0.86%
Less: Fee Waiver			(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.11%	1.84%	0.86%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	Restated to reflect current expenses.

The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the Class C fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class C	287	579	995	2,159
Class I	88	274	477	1,061

Expense Example, No Redemption - VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class C	187	579	995	2,159
Class I	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 134% of the value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to track the AlphaSectorSM Rotation Index (ASRX), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from tracking the AlphaSector Rotation Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or is otherwise result in adverse consequences for the fund.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS ALPHASECTOR ROTATION FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	(4.26%)	(0.35%)	4.00%	Aug 1, 2003
Class A Return After Taxes on Distributions	(4.67%)	(0.99%)	3.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.21%)	(0.44%)	3.25%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.10%
Class A AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			5.57%
Class C	0.92%	0.10%	3.97%	Aug 1, 2003
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.10%
Class C AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			5.57%
Class I	1.75%		10.85%	Oct 1, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			11.57%
Class I AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			11.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)
AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)	2.11%	1.62%

Supplemental Performance Information

On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2010: 13.11%	Worst Quarter: Q2/2010: -12.53%

Average Annual Total Returns (for the periods ended 12/31/11)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns Supplemental Performance Information - VIRTUS ALPHASECTOR ROTATION FUND	1 Year	Since 9/29/2009		Since 10/1/2009
Class A	(4.26%)	6.11%	[1]
Class A Return After Taxes on Distributions Supplemental Performance Information	(4.67%)	5.80%	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares Supplemental Performance Information	(2.21%)	5.22%	[1]
Class C	0.92%	8.18%	[1]
Class I	1.75%			10.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	10.10%	[1]	11.57%
[1]	F-Squared began managing the fund on September 29, 2009.

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index since September 29, 2009. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
VIRTUS ALPHASECTOR ROTATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	908
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	908
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,151
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
Annual Return 2004	rr_AnnualReturn2004	10.26%
Annual Return 2005	rr_AnnualReturn2005	3.65%
Annual Return 2006	rr_AnnualReturn2006	13.37%
Annual Return 2007	rr_AnnualReturn2007	7.42%
Annual Return 2008	rr_AnnualReturn2008	(32.27%)
Annual Return 2009	rr_AnnualReturn2009	23.89%
Annual Return 2010	rr_AnnualReturn2010	13.85%
Annual Return 2011	rr_AnnualReturn2011	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.03%)
Highest Quarterly Return, Label, Supplemental Performance Information	cik0001005020_HighestQuarterlyReturnLabelSupplementalPerformanceInformation	Best Quarter
Highest Quarterly Return, Date, Supplemental Performance Information	cik0001005020_HighestQuarterlyReturnDateSupplementalPerformanceInformation	Sep 30, 2010
Highest Quarterly Return, Supplemental Performance Information	cik0001005020_HighestQuarterlyReturnSupplementalPerformanceInformation	13.11
Lowest Quarterly Return, Label, Supplemental Performance Information	cik0001005020_LowestQuarterlyReturnLabelSupplementalPerformanceInformation	Worst Quarter
Lowest Quarterly Return, Date, Supplemental Performance Information	cik0001005020_LowestQuarterlyReturnDateSupplementalPerformanceInformation	Jun 30, 2010
Lowest Quarterly Return, Supplemental Performance Information	cik0001005020_LowestQuarterlyReturnSupplementalPerformanceInformation	(12.53)
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Since 9/29/2009	cik0001005020_Since9292009	6.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ROTATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
VIRTUS ALPHASECTOR ROTATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Since 9/29/2009	cik0001005020_Since9292009	8.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ROTATION FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
VIRTUS ALPHASECTOR ROTATION FUND | Class C | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
VIRTUS ALPHASECTOR ROTATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Since 10/1/2009	cik0001005020_Since1012009	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS ALPHASECTOR ROTATION FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
VIRTUS ALPHASECTOR ROTATION FUND | Class I | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
VIRTUS ALPHASECTOR ROTATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AlphaSectorSM Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 134% of the value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the Class C fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to track the AlphaSectorSM Rotation Index (ASRX), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from tracking the AlphaSector Rotation Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or is otherwise result in adverse consequences for the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index since September 29, 2009. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Bar Chart and Performance Table Supplemental Performance Information [Heading]	cik0001005020_BarChartAndPerformanceTableSupplementalPerformanceInformationHeading	Supplemental Performance Information
Performance Narrative Supplemental Performance Information [Text Block]	cik0001005020_PerformanceNarrativeSupplementalPerformanceInformationTextBlock

On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Bar Chart Supplemental Performance Information [Heading]	cik0001005020_BarChartSupplementalPerformanceInformationHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative Supplemental Performance Information [Text Block]	cik0001005020_BarChartNarrativeSupplementalPerformanceInformationTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Closing Supplemental Performance Information [Text Block]	cik0001005020_BarChartClosingSupplementalPerformanceInformationTextBlock

Best Quarter: Q3/2010: 13.11%	Worst Quarter: Q2/2010: -12.53%

Performance Table Supplemental Performance Information Heading	cik0001005020_PerformanceTableSupplementalPerformanceInformationHeading	Average Annual Total Returns (for the periods ended 12/31/11)
Performance Table Supplemental Performance Information Narrative	cik0001005020_PerformanceTableSupplementalPerformanceInformationNarrative	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
VIRTUS ALPHASECTOR ROTATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since 9/29/2009	cik0001005020_Since9292009	10.10%	[3]
Since 10/1/2009	cik0001005020_Since1012009	11.57%
VIRTUS ALPHASECTOR ROTATION FUND | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.62%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	Restated to reflect current expenses.
[3]	F-Squared began managing the fund on September 29, 2009.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

VIRTUS DYNAMIC ALPHASECTOR FUND
Virtus Dynamic AlphaSectorSM Fund (formerly Virtus Market Neutral Fund)
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS DYNAMIC ALPHASECTOR FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.25%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS DYNAMIC ALPHASECTOR FUND		Class A	Class B	Class C	Class I
Management Fees	[1][2]	1.84%	1.84%	1.84%	1.84%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Dividends on Short Sales and Interest Expenses	[2]	0.32%	0.32%	0.32%	0.32%
Remainder of Other Expenses	[2]	0.71%	0.71%	0.71%	0.71%
Total Other Expenses		1.03%	1.03%	1.03%	1.03%
Acquired Fund Fees and Expenses	[2][3]	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[1][2]	3.31%	4.06%	4.06%	3.06%
[1]	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).
[2]	Restated to reflect estimated fees and expenses following implementation of principal investment strategy changes.
[3]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS DYNAMIC ALPHASECTOR FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	890	1,535	2,202	3,972
Class B	808	1,435	2,079	4,257
Class C	508	1,235	2,079	4,257
Class I	309	945	1,606	3,375

Expense Example, No Redemption - VIRTUS DYNAMIC ALPHASECTOR FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	890	1,535	2,202	3,972
Class B	408	1,235	2,079	4,257
Class C	408	1,235	2,079	4,257
Class I	309	945	1,606	3,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 186% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to achieve its investment objective by taking long and short positions in exchange-traded funds ("ETFs") and/or stocks representing the nine primary sectors of the S&P® 500 Index. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund's net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund's net assets, with the remainder of the fund's assets remaining in cash and cash equivalents.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from the investments made with leverage.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500 Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS DYNAMIC ALPHASECTOR FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(16.68%)	(3.66%)	(1.44%)
Class A Return After Taxes on Distributions	(16.68%)	(3.82%)	(1.56%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(10.84%)	(3.10%)	(1.23%)
Class B	(15.86%)	(3.49%)	(1.61%)
Class C	(12.31%)	(3.27%)	(1.59%)
Class I	(11.38%)			(4.92%)	Oct 1, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)				11.57%
Class I Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)				0.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
VIRTUS DYNAMIC ALPHASECTOR FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.84%	[1],[2]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Sales and Interest Expenses	rr_Component1OtherExpensesOverAssets	0.32%	[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%	[1],[2]
1 Year	rr_ExpenseExampleYear01	890
3 Years	rr_ExpenseExampleYear03	1,535
5 Years	rr_ExpenseExampleYear05	2,202
10 Years	rr_ExpenseExampleYear10	3,972
1 Year	rr_ExpenseExampleNoRedemptionYear01	890
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,535
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,202
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,972
Annual Return 2002	rr_AnnualReturn2002	5.69%
Annual Return 2003	rr_AnnualReturn2003	(0.09%)
Annual Return 2004	rr_AnnualReturn2004	4.40%
Annual Return 2005	rr_AnnualReturn2005	(0.09%)
Annual Return 2006	rr_AnnualReturn2006	(5.40%)
Annual Return 2007	rr_AnnualReturn2007	(2.28%)
Annual Return 2008	rr_AnnualReturn2008	(6.09%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	(0.49%)
Annual Return 2011	rr_AnnualReturn2011	(11.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst��Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.08%)
1 Year	rr_AverageAnnualReturnYear01	(16.68%)
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years	rr_AverageAnnualReturnYear10	(1.44%)
VIRTUS DYNAMIC ALPHASECTOR FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.68%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.56%)
VIRTUS DYNAMIC ALPHASECTOR FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.84%)
5 Years	rr_AverageAnnualReturnYear05	(3.10%)
10 Years	rr_AverageAnnualReturnYear10	(1.23%)
VIRTUS DYNAMIC ALPHASECTOR FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.84%	[1],[2]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expenses	rr_Component1OtherExpensesOverAssets	0.32%	[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%	[1],[2]
1 Year	rr_ExpenseExampleYear01	808
3 Years	rr_ExpenseExampleYear03	1,435
5 Years	rr_ExpenseExampleYear05	2,079
10 Years	rr_ExpenseExampleYear10	4,257
1 Year	rr_ExpenseExampleNoRedemptionYear01	408
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,235
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,079
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,257
1 Year	rr_AverageAnnualReturnYear01	(15.86%)
5 Years	rr_AverageAnnualReturnYear05	(3.49%)
10 Years	rr_AverageAnnualReturnYear10	(1.61%)
VIRTUS DYNAMIC ALPHASECTOR FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.25%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.84%	[1],[2]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expenses	rr_Component1OtherExpensesOverAssets	0.32%	[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%	[1],[2]
1 Year	rr_ExpenseExampleYear01	508
3 Years	rr_ExpenseExampleYear03	1,235
5 Years	rr_ExpenseExampleYear05	2,079
10 Years	rr_ExpenseExampleYear10	4,257
1 Year	rr_ExpenseExampleNoRedemptionYear01	408
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,235
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,079
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,257
1 Year	rr_AverageAnnualReturnYear01	(12.31%)
5 Years	rr_AverageAnnualReturnYear05	(3.27%)
10 Years	rr_AverageAnnualReturnYear10	(1.59%)
VIRTUS DYNAMIC ALPHASECTOR FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.84%	[1],[2]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Sales and Interest Expenses	rr_Component1OtherExpensesOverAssets	0.32%	[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%	[1],[2]
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,606
10 Years	rr_ExpenseExampleYear10	3,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	309
3 Years	rr_ExpenseExampleNoRedemptionYear03	945
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,606
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,375
1 Year	rr_AverageAnnualReturnYear01	(11.38%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS DYNAMIC ALPHASECTOR FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
VIRTUS DYNAMIC ALPHASECTOR FUND | Class I | Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
VIRTUS DYNAMIC ALPHASECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Dynamic AlphaSectorSM Fund (formerly Virtus Market Neutral Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 186% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by taking long and short positions in exchange-traded funds ("ETFs") and/or stocks representing the nine primary sectors of the S&P® 500 Index. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund's net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund's net assets, with the remainder of the fund's assets remaining in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from the investments made with leverage.

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

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Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Sector Concentration Risk. The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500 Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

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U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS DYNAMIC ALPHASECTOR FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
VIRTUS DYNAMIC ALPHASECTOR FUND | Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%

[1]	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).
[2]	Restated to reflect estimated fees and expenses following implementation of principal investment strategy changes.
[3]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[4]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2012